First Trust Dorsey Wright DALI Equity ETF (DALI)
Portfolio of Investments
September 30, 2025 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 99.9%
	Capital Markets (a) — 99.9%
59,037	First Trust Dow Jones Internet Index Fund (b)	$16,520,914
257,615	First Trust Financials AlphaDEX® Fund	15,299,755
194,323	First Trust Industrials/Producer Durables AlphaDEX® Fund	15,168,853
129,905	First Trust Large Cap Growth AlphaDEX® Fund	20,870,576
140,201	First Trust NASDAQ-100 Ex- Technology Sector Index Fund	13,870,478
245,790	First Trust Small Cap Growth AlphaDEX® Fund	22,296,447
312,323	First Trust Utilities AlphaDEX® Fund	14,195,080
	Total Exchange-Traded Funds	118,222,103
	(Cost $92,551,906)
MONEY MARKET FUNDS — 0.1%
129,270	Dreyfus Government Cash Management Fund, Institutional Shares - 4.04% (c)	129,270
	(Cost $129,270)

	Total Investments — 100.0%	118,351,373
	(Cost $92,681,176)
	Net Other Assets and Liabilities — (0.0)%	(28,815)
	Net Assets — 100.0%	$118,322,558

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of September 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 118,222,103	$ 118,222,103	$ —	$ —
Money Market Funds	129,270	129,270	—	—
Total Investments	$118,351,373	$118,351,373	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright DALI Equity ETF (DALI)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at September 30, 2025, and for the fiscal year-to-date period (January 1, 2025 to September 30, 2025) are as follows:

Security Name	Shares at 9/30/2025	Value at 12/31/2024	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 9/30/2025	Dividend Income
First Trust Consumer Discretionary AlphaDEX® Fund	—	$13,917,683	$343,905	$(12,720,392)	$(1,529,723)	$(11,473)	$—	$31,050
First Trust Dow Jones Internet Index Fund	59,037	14,113,343	994,510	(754,485)	2,091,259	76,287	16,520,914	—
First Trust Financials AlphaDEX® Fund	257,615	14,042,567	906,462	(1,001,086)	1,364,993	(13,181)	15,299,755	186,574
First Trust Industrials/Producer Durables AlphaDEX® Fund	194,323	13,659,932	1,228,052	(387,790)	632,042	36,617	15,168,853	76,310
First Trust Large Cap Growth AlphaDEX® Fund	129,905	19,187,579	523,462	(1,836,153)	2,712,605	283,083	20,870,576	38,107
First Trust NASDAQ-100 Ex-Technology Sector Index Fund	140,201	—	12,963,500	(369,085)	1,248,650	27,413	13,870,478	42,972
First Trust NASDAQ-100- Technology Sector Index Fund	—	13,930,649	355,857	(12,448,376)	(925,933)	(912,197)	—	629
First Trust Small Cap Growth AlphaDEX® Fund	245,790	19,411,004	1,143,453	(1,701,281)	3,208,131	235,140	22,296,447	19,073
First Trust Utilities AlphaDEX® Fund	312,323	—	14,311,817	(1,570,535)	1,476,181	(22,383)	14,195,080	148,230
		$108,262,757	$32,771,018	$(32,789,183)	$10,278,205	$(300,694)	$118,222,103	$542,945

First Trust Small Cap BuyWrite Income ETF (FTKI)
Portfolio of Investments
September 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 101.6%
	Aerospace & Defense — 0.6%
130	Leonardo DRS, Inc. (a)	$5,902
	Automobile Components — 1.9%
33	Dorman Products, Inc. (b)	5,144
315	Garrett Motion, Inc.	4,290
687	QuantumScape Corp. (a) (b)	8,464
		17,898
	Banks — 8.4%
36	Ameris Bancorp	2,639
86	Associated Banc-Corp.	2,211
74	Axos Financial, Inc. (a) (b)	6,264
95	Bank of Hawaii Corp. (a)	6,236
34	Bank of NT Butterfield & Son (The) Ltd.	1,459
78	Cathay General Bancorp	3,745
14	City Holding Co.	1,734
47	Community Financial System, Inc.	2,756
14	Cullen/Frost Bankers, Inc.	1,775
57	Customers Bancorp, Inc. (b)	3,726
148	CVB Financial Corp.	2,799
49	Enterprise Financial Services Corp.	2,841
36	First Bancorp	1,904
84	First Financial Bancorp	2,121
107	First Financial Bankshares, Inc.	3,601
69	Hancock Whitney Corp.	4,320
209	Home BancShares, Inc. (a)	5,915
13	Nicolet Bankshares, Inc.	1,749
122	Provident Financial Services, Inc.	2,352
139	Simmons First National Corp., Class A	2,665
40	SouthState Bank Corp. (a)	3,955
50	Stock Yards Bancorp, Inc.	3,499
18	UMB Financial Corp. (a)	2,130
169	United Bankshares, Inc. (a)	6,288
		78,684
	Biotechnology — 5.2%
209	Catalyst Pharmaceuticals, Inc. (a) (b)	4,117
42	Exelixis, Inc. (a) (b)	1,735
134	Halozyme Therapeutics, Inc. (b)	9,827
61	Immunocore Holdings PLC, ADR (b)	2,216
66	Insmed, Inc. (a) (b)	9,505
31	Mirum Pharmaceuticals, Inc. (b)	2,273
1,211	Novavax, Inc. (b)	10,499
15	Rhythm Pharmaceuticals, Inc. (b)	1,515
40	Rigel Pharmaceuticals, Inc. (b)	1,133
45	Scholar Rock Holding Corp. (b)	1,676
212	Summit Therapeutics, Inc. (a) (b)	4,380
		48,876
	Broadline Retail — 1.0%
92	Etsy, Inc. (b)	6,108
24	PDD Holdings, Inc., ADR (b)	3,172
		9,280

First Trust Small Cap BuyWrite Income ETF (FTKI)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Building Products — 0.2%
11	Advanced Drainage Systems, Inc.	$1,526
	Capital Markets — 3.5%
16	Affiliated Managers Group, Inc.	3,815
65	Donnelley Financial Solutions, Inc. (b)	3,343
167	Federated Hermes, Inc. (a)	8,672
25	Hamilton Lane, Inc., Class A	3,370
63	StepStone Group, Inc., Class A	4,115
32	StoneX Group, Inc. (b)	3,229
70	UBS Group AG	2,870
45	Victory Capital Holdings, Inc., Class A	2,914
		32,328
	Chemicals — 0.4%
4	NewMarket Corp.	3,313
	Commercial Services & Supplies — 3.9%
39	Brady Corp., Class A	3,043
271	BrightView Holdings, Inc. (b)	3,632
42	Clean Harbors, Inc. (a) (b)	9,753
175	Driven Brands Holdings, Inc. (b)	2,819
260	Montrose Environmental Group, Inc. (a) (b)	7,140
186	OPENLANE, Inc. (a) (b)	5,353
134	Tetra Tech, Inc. (a)	4,473
		36,213
	Communications Equipment — 2.4%
233	CommScope Holding Co., Inc. (b)	3,607
90	Lumentum Holdings, Inc. (a) (b)	14,644
168	NetScout Systems, Inc. (a) (b)	4,339
		22,590
	Construction & Engineering — 3.8%
53	Argan, Inc. (a)	14,313
102	Granite Construction, Inc. (a)	11,184
47	MYR Group, Inc. (a) (b)	9,777
		35,274
	Consumer Finance — 2.1%
40	Bread Financial Holdings, Inc.	2,231
60	FirstCash Holdings, Inc. (a)	9,505
24	Nelnet, Inc., Class A	3,009
238	OppFi, Inc.	2,697
57	PROG Holdings, Inc.	1,844
		19,286
	Consumer Staples Distribution & Retail — 1.0%
29	PriceSmart, Inc.	3,515
73	US Foods Holding Corp. (a) (b)	5,593
		9,108
	Containers & Packaging — 0.3%
28	Crown Holdings, Inc.	2,705
	Distributors — 0.3%
107	GigaCloud Technology, Inc., Class A (b)	3,039

First Trust Small Cap BuyWrite Income ETF (FTKI)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Diversified Consumer Services — 1.2%
14	Bright Horizons Family Solutions, Inc. (b)	$1,520
128	Coursera, Inc. (b)	1,499
154	Perdoceo Education Corp. (a)	5,800
14	Stride, Inc. (a) (b)	2,085
		10,904
	Diversified REITs — 0.5%
288	Broadstone Net Lease, Inc. (a)	5,147
	Electric Utilities — 2.2%
286	Hawaiian Electric Industries, Inc. (b)	3,157
155	OGE Energy Corp. (a)	7,172
228	Portland General Electric Co. (a)	10,032
		20,361
	Electronic Equipment, Instruments & Components — 4.1%
25	Arrow Electronics, Inc. (b)	3,025
72	ePlus, Inc. (a)	5,113
129	Flex Ltd. (a) (b)	7,478
61	IPG Photonics Corp. (a) (b)	4,830
20	Itron, Inc. (b)	2,491
196	Knowles Corp. (b)	4,569
60	Sanmina Corp. (a) (b)	6,907
83	ScanSource, Inc. (b)	3,651
		38,064
	Energy Equipment & Services — 1.3%
125	TechnipFMC PLC (a)	4,931
58	Tidewater, Inc. (b)	3,093
67	Weatherford International PLC	4,585
		12,609
	Entertainment — 1.0%
36	Liberty Media Corp.-Liberty Formula One, Class C (b)	3,760
44	Roku, Inc. (b)	4,406
59	Tencent Music Entertainment Group, ADR	1,377
		9,543
	Financial Services — 3.7%
33	Affirm Holdings, Inc. (b)	2,412
241	Dlocal Ltd.	3,441
50	Essent Group Ltd.	3,178
59	Jackson Financial, Inc., Class A (a)	5,973
102	MGIC Investment Corp.	2,894
45	Mr. Cooper Group, Inc. (a)	9,485
79	NMI Holdings, Inc. (b)	3,029
120	Radian Group, Inc.	4,346
		34,758
	Food Products — 0.8%
84	Cal-Maine Foods, Inc. (a)	7,904
	Gas Utilities — 0.8%
94	Spire, Inc. (a)	7,663
	Health Care Providers & Services — 4.1%
49	Addus HomeCare Corp. (a) (b)	5,781

First Trust Small Cap BuyWrite Income ETF (FTKI)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care Providers & Services (Continued)
57	Encompass Health Corp. (a)	$7,240
41	Ensign Group (The), Inc. (a)	7,084
51	Nutex Health, Inc. (b)	5,269
161	Premier, Inc., Class A	4,476
375	Progyny, Inc. (a) (b)	8,070
		37,920
	Health Care REITs — 3.4%
331	CareTrust REIT, Inc. (a)	11,479
440	Healthcare Realty Trust, Inc. (a)	7,933
45	National Health Investors, Inc.	3,578
150	Omega Healthcare Investors, Inc. (a)	6,333
128	Sabra Health Care REIT, Inc.	2,386
		31,709
	Hotel & Resort REITs — 0.3%
33	Ryman Hospitality Properties, Inc.	2,956
	Hotels, Restaurants & Leisure — 3.4%
51	Brinker International, Inc. (b)	6,461
115	Genius Sports Ltd. (b)	1,424
112	Hilton Grand Vacations, Inc. (a) (b)	4,683
122	Monarch Casino & Resort, Inc. (a)	12,912
63	Planet Fitness, Inc., Class A (a) (b)	6,539
		32,019
	Household Durables — 2.3%
63	Green Brick Partners, Inc. (b)	4,653
28	KB Home (a)	1,782
57	M/I Homes, Inc. (a) (b)	8,233
17	Toll Brothers, Inc.	2,348
11	TopBuild Corp. (b)	4,300
		21,316
	Industrial REITs — 0.5%
127	STAG Industrial, Inc. (a)	4,482
	Insurance — 3.6%
28	Axis Capital Holdings Ltd.	2,682
55	CNA Financial Corp.	2,555
533	Genworth Financial, Inc. (b)	4,744
15	Hanover Insurance Group (The), Inc.	2,724
64	Horace Mann Educators Corp.	2,891
139	Lemonade, Inc. (a) (b)	7,441
236	Oscar Health, Inc., Class A (a) (b)	4,467
22	Palomar Holdings, Inc. (b)	2,569
189	SiriusPoint Ltd. (b)	3,419
		33,492
	Interactive Media & Services — 0.6%
118	Cars.com, Inc. (b)	1,442
73	EverQuote, Inc., Class A (b)	1,670
63	Ziff Davis, Inc. (b)	2,400
		5,512

First Trust Small Cap BuyWrite Income ETF (FTKI)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	IT Services — 0.3%
31	Amdocs Ltd.	$2,544
	Leisure Products — 0.4%
50	Acushnet Holdings Corp.	3,924
	Life Sciences Tools & Services — 1.0%
47	Illumina, Inc. (b)	4,464
103	QIAGEN N.V. (a)	4,602
		9,066
	Machinery — 4.4%
15	Alamo Group, Inc.	2,863
64	Blue Bird Corp. (b)	3,683
263	Gates Industrial Corp. PLC (a) (b)	6,528
117	Graco, Inc. (a)	9,940
10	ITT, Inc.	1,788
205	Kennametal, Inc. (a)	4,291
27	Lindsay Corp.	3,795
94	Terex Corp. (a)	4,822
14	Watts Water Technologies, Inc., Class A	3,910
		41,620
	Marine Transportation — 0.9%
202	Genco Shipping & Trading Ltd.	3,595
347	ZIM Integrated Shipping Services Ltd.	4,702
		8,297
	Media — 1.0%
18	Nexstar Media Group, Inc.	3,559
276	TEGNA, Inc. (a)	5,611
		9,170
	Metals & Mining — 0.5%
37	Kaiser Aluminum Corp.	2,855
8	Reliance, Inc.	2,247
		5,102
	Mortgage REITs — 0.2%
189	Rithm Capital Corp.	2,153
	Office REITs — 0.2%
47	Highwoods Properties, Inc.	1,496
	Oil, Gas & Consumable Fuels — 4.1%
18	Cheniere Energy, Inc. (a)	4,230
187	CVR Energy, Inc. (a) (b)	6,822
171	Dorian LPG Ltd.	5,096
71	HF Sinclair Corp.	3,716
204	Peabody Energy Corp.	5,410
148	Scorpio Tankers, Inc.	8,295
92	Teekay Tankers Ltd., Class A (a)	4,650
		38,219
	Passenger Airlines — 0.7%
62	SkyWest, Inc. (a) (b)	6,238
	Pharmaceuticals — 3.9%
259	Amphastar Pharmaceuticals, Inc. (a) (b)	6,902

First Trust Small Cap BuyWrite Income ETF (FTKI)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Pharmaceuticals (Continued)
139	Collegium Pharmaceutical, Inc. (b)	$4,863
100	CorMedix, Inc. (b)	1,163
147	Indivior PLC (b)	3,544
173	Innoviva, Inc. (b)	3,157
36	Novartis AG, ADR (a)	4,617
245	Phathom Pharmaceuticals, Inc. (b)	2,884
88	Royalty Pharma PLC, Class A	3,105
59	Verona Pharma PLC, ADR (a) (b)	6,296
		36,531
	Professional Services — 2.7%
88	Heidrick & Struggles International, Inc.	4,380
55	Korn Ferry	3,849
545	Legalzoom.com, Inc. (a) (b)	5,657
51	Maximus, Inc.	4,660
374	Upwork, Inc. (b)	6,945
		25,491
	Retail REITs — 0.5%
92	InvenTrust Properties Corp.	2,633
82	Kite Realty Group Trust	1,829
		4,462
	Semiconductors & Semiconductor Equipment — 1.0%
77	Cirrus Logic, Inc. (b)	9,647
	Software — 5.9%
203	Bentley Systems, Inc., Class B (a)	10,451
107	BlackLine, Inc. (a) (b)	5,682
216	Clear Secure, Inc., Class A (a)	7,210
182	Dropbox, Inc., Class A (a) (b)	5,498
177	Five9, Inc. (a) (b)	4,283
34	InterDigital, Inc. (a)	11,738
42	Qualys, Inc. (a) (b)	5,558
48	RingCentral, Inc., Class A (b)	1,360
7	Rubrik, Inc., Class A (b)	576
18	Workiva, Inc. (b)	1,549
18	Zoom Communications, Inc. (b)	1,485
		55,390
	Specialized REITs — 0.1%
18	EPR Properties	1,044
	Specialty Retail — 2.1%
104	Abercrombie & Fitch Co., Class A (b)	8,897
166	Bath & Body Works, Inc.	4,276
6	Group 1 Automotive, Inc.	2,625
7	Winmark Corp.	3,485
		19,283
	Textiles, Apparel & Luxury Goods — 0.9%
102	G-III Apparel Group Ltd. (b)	2,714
76	Kontoor Brands, Inc. (a)	6,063
		8,777

First Trust Small Cap BuyWrite Income ETF (FTKI)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Trading Companies & Distributors — 1.3%
33	AerCap Holdings N.V.	$3,993
10	FTAI Aviation Ltd. (a)	1,669
105	QXO, Inc. (b)	2,001
91	Xometry, Inc., Class A (b)	4,957
		12,620
	Wireless Telecommunication Services — 0.7%
313	America Movil S.A.B. de C.V., ADR (a)	6,573
	Total Investments — 101.6%	950,028
	(Cost $816,080)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (1.7)%
	Call Options Written — (1.7)%
(6)	iShares Russell 2000 ETF	$(145,176)	$241.00	10/17/25	(2,868)
(6)	iShares Russell 2000 ETF	(145,176)	242.00	10/17/25	(2,538)
(6)	iShares Russell 2000 ETF	(145,176)	245.00	10/17/25	(1,740)
(6)	iShares Russell 2000 ETF	(145,176)	242.00	11/21/25	(4,680)
(6)	iShares Russell 2000 ETF	(145,176)	244.00	11/21/25	(4,218)
	Total Written Options				(16,044)
	(Premiums received $17,477)
	Net Other Assets and Liabilities — 0.1%				1,180
	Net Assets — 100.0%				$935,164

(a)	All or a portion of this security is pledged as collateral for the options written. At September 30, 2025, the value of these securities amounts to $360,217.
(b)	Non-income producing security.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts

First Trust Small Cap BuyWrite Income ETF (FTKI)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$950,028	$950,028	$—	$—

LIABILITIES TABLE
	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(16,044)	$(16,044)	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Exchange-Traded Fund VI
Additional Information
September 30, 2025 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
Nasdaq® and Nasdaq Dorsey Wright DALI EquityTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.